Share Award Incentive Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation (note 13) | CAD	CAD 15,509,000	CAD 13,882,000
Total number of share awards
Beginning (in shares)	3,245	1,342
Granted (in shares)	3,220	2,896
Vested and converted to common shares (in shares)	(2,002)	(859)
Forfeited (in shares)	(182)	(134)
Ending (in shares)	4,281	3,245
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards granted (in CAD per share) | CAD	CAD 5.75	CAD 3.04
Total number of share awards
Beginning (in shares)	1,508	729
Granted (in shares)	1,636	1,313
Vested and converted to common shares (in shares)	(959)	(450)
Forfeited (in shares)	(157)	(84)
Ending (in shares)	2,028	1,508
Performance awards
Total number of share awards
Beginning (in shares)	1,737	613
Granted (in shares)	1,584	1,583
Vested and converted to common shares (in shares)	(1,043)	(409)
Forfeited (in shares)	(25)	(50)
Ending (in shares)	2,253	1,737
Minimum | Performance awards
Total number of share awards
Payout multiplier, percentage	0.00%
Maximum | Performance awards
Total number of share awards
Payout multiplier, percentage	200.00%